Changes in Accounting Policies (Details 1) $ in Thousands	Dec. 31, 2018 CAD ($)
Changes in Accounting Policies [Abstract]
Operating property leases	$ 33,837
Leases included in other operating commitments	376
Total leases included in Note 31 of the December 31, 2018 financial statements	34,213
Discounted using the Company's incremental borrowing rate	23,844
Adjustments as a result of different treatments of extension and termination options	12,441
Leases not capitalized due to exemptions	(551)
Variable costs included in commitments and contingencies	(8,850)
Lease liabilities as at January 1, 2019	$ 26,884